Cover	Jan. 01, 2022
Cover [Abstract]
Entity Registrant Name	Excellerant, Inc.
Entity Central Index Key	0001786119
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 01, 2022
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	333-234796
Entity Tax Identification Number	98-1497791
Entity Address Address Line 1	Sportyvna Square
Entity Address Address Line 2	17th floor
Entity Address City Or Town	Kyiv
Entity Address Postal Zip Code	01023
City Area Code	380
Local Phone Number	443945700
Entity Address Country	UA